Secondary Mortgage Market Activities	12 Months Ended
Dec. 31, 2012
Secondary Mortgage Market Activities
Secondary Mortgage Market Activities

5.       Secondary Mortgage Market Activities

Mortgage loans serviced for others are not included in the accompanying consolidated statements of condition.  The principal balances of these loans at December 31 are as follows:

	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$97,808,232	$110,886,694
Federal Home Loan Bank	$22,811,156	$21,928,662

Custodial escrow balances maintained in connection with serviced loans were approximately $1,669,000 and $1,649,000 at December 31, 2012 and 2011, respectively.

Activity for mortgage servicing rights and the related valuation allowance is as follows:

	2012	2011	2010

Balance at beginning of year	$522,346	$535,205	$500,750
Additions	141,516	149,831	203,176
Disposals	—	—	—
Amortized to expense	(176,964)	(162,690)	(168,721)
Balance at end of year	$486,898	$522,346	$535,205
Valuation Allowance	$—	$—	$—

The fair value of mortgage servicing rights approximated $498,000 and $740,000 at year-end 2012 and 2011. Fair value at year-end 2012 and 2011 was determined using servicing multiples for similar assets as a percentage of the loans sold balance.  The mortgages servicing rights multiple used for year end 2012 and 2011 was 0.41% and 0.56%, respectively.  As of December 2012 and 2011, no impairment was recorded for mortgage servicing rights.

The weighted average amortization period is eight years.  Estimated amortization expense for each of the next five years is:

2013	141,817
2014	102,951
2015	74,244
2016	52,822
2017	37,773